KEELEY Small-Mid Cap Value Fund
Schedule of Investments—June 30, 2023 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 97.6%
Banking  — 2.2%
14,054 Columbia Banking System Inc. ......................... $ 285,015
4,880 Wintrust Financial Corp. ................................... 354,386
639,401
Broadcasting  — 1.3%
2,223 Nexstar Media Group Inc. ................................ 370,241
Building and Construction  — 7.6%
7,684 Fortune Brands Innovations Inc. ...................... 552,864
7,494 Knife River Corp.† ............................................. 325,989
14,371 Summit Materials Inc., Cl. A† ........................... 543,942
5,433 The Howard Hughes Corp.† ............................ 428,772
10,433 Tri Pointe Homes Inc.† ...................................... 342,829
2,194,396
Business Services  — 6.1%
3,933 Lamar Advertising Co., Cl. A, REIT ................. 390,350
21,230 Outfront Media Inc., REIT ................................ 333,736
14,790 Vontier Corp. ..................................................... 476,386
3,133 WEX Inc.† ........................................................... 570,425
1,770,897
Communication Services  — 2.2%
12,988 RXO Inc.† ........................................................... 294,438
5,079 Ziff Davis Inc.† ................................................... 355,835
650,273
Computer Software and Services  — 4.4%
3,767 Black Knight Inc.† .............................................. 225,003
27,329 N-able Inc.† ........................................................ 393,811
3,910 TD SYNNEX Corp. ............................................ 367,540
8,056 Verint Systems Inc.† .......................................... 282,443
1,268,797
Consumer Products  — 7.2%
4,836 Brunswick Corp. ................................................ 418,991
3,530 Hasbro Inc. ......................................................... 228,638
9,916 Kontoor Brands Inc. ........................................... 417,463
4,669 PVH Corp. .......................................................... 396,725
8,234 Spectrum Brands Holdings Inc. ........................ 642,664
2,104,481
Containers and Packaging  — 1.0%
76,831 Ardagh Metal Packaging SA ............................. 288,885
Diversified Industrial  — 11.2%
1,695 Chart Industries Inc.† ........................................ 270,844
5,001 Crane Co. ............................................................ 445,689
5,001 Crane NXT Co. ................................................... 282,257
6,692 Esab Corp. .......................................................... 445,286
9,154 GXO Logistics Inc.† ........................................... 575,054
3,340 Hillenbrand Inc. ................................................. 171,275
3,538 ITT Inc. ............................................................... 329,777
14,294 nVent Electric plc ............................................... 738,571
3,258,753
Energy and Utilities  — 14.6%
16,782 Atlantica Sustainable Infrastructure plc ........... 393,370
11,773 ChampionX Corp. .............................................. 365,434
3,561 Chesapeake Energy Corp. ................................. 297,984
2,380 Chord Energy Corp. .......................................... 366,044
4,827 Evergy Inc. ......................................................... 281,993
6,283 International Seaways Inc. ................................ 240,262
18,533 MDU Resources Group Inc. .............................. 388,081
11,527 NRG Energy Inc. ................................................ 430,995
Shares
Market
Value
26,323 Primo Water Corp. ............................................. $ 330,090
3,789 Southwest Gas Holdings Inc. ............................ 241,170
38,169 TechnipFMC plc† ............................................... 634,369
10,458 Zurn Elkay Water Solutions Corp. ................... 281,216
4,251,008
Financial Services  — 14.1%
11,092 Air Lease Corp. .................................................. 464,200
10,979 Amerant Bancorp Inc. ....................................... 188,729
19,354 Brightsphere Investment Group Inc. ................ 405,466
19,589 Enact Holdings Inc. ........................................... 492,272
19,622 Equitable Holdings Inc. ..................................... 532,933
16,164 FS KKR Capital Corp. ........................................ 310,026
5,746 Popular Inc. ........................................................ 347,748
4,853 SouthState Corp. ................................................ 319,327
11,633 Synovus Financial Corp. ................................... 351,898
19,454 Virtu Financial Inc., Cl. A .................................. 332,469
4,753 Voya Financial Inc. ............................................ 340,838
4,085,906
Food and Beverage  — 3.1%
3,649 Lamb Weston Holdings Inc. ............................. 419,452
7,288 Molson Coors Beverage Co., Cl. B .................... 479,842
899,294
Health Care  — 11.7%
22,770 CareTrust REIT Inc. ........................................... 452,212
10,734 Embecta Corp. .................................................... 231,854
5,566 Enovis Corp.† ..................................................... 356,892
1,089 Laboratory Corp. of America Holdings ........... 262,808
21,504 Organon & Co. ................................................... 447,498
11,688 Perrigo Co. plc ................................................... 396,808
4,904 The Ensign Group Inc. ...................................... 468,136
30,454 The Pennant Group Inc.† .................................. 373,975
37,459 Zimvie Inc.† ....................................................... 420,665
3,410,848
Hotels and Gaming  — 3.7%
7,674 Gaming and Leisure Properties Inc., REIT ...... 371,882
10,249 VICI Properties Inc., REIT ................................. 322,126
5,323 Wyndham Hotels & Resorts Inc. ...................... 364,998
1,059,006
Metals and Mining  — 1.1%
4,522 Kaiser Aluminum Corp. .................................... 323,956
Retail  — 3.4%
9,389 Bath & Body Works Inc. .................................... 352,088
2,982 Penske Automotive Group Inc. ......................... 496,891
8,601 Victoria's Secret & Co.† ..................................... 149,915
998,894
Specialty Chemicals  — 2.7%
3,855 Ashland Inc. ....................................................... 335,038
11,969 Valvoline Inc. ..................................................... 448,957
783,995
TOTAL COMMON STOCKS ......................... 28,359,031
WARRANTS  — 0.0%
Financial Services  — 0.0%
7,906 Anzu Special Acquisition Corp. I, expire
12/31/27† ......................................................... 361

KEELEY Small-Mid Cap Value Fund
Schedule of Investments (Continued)—June 30, 2023 (Unaudited)
2
__________
Shares
Market
Value
WARRANTS (Continued)
Financial Services (Continued)
7,970 TLG Acquisition One Corp., expire 01/25/28† . $ 319
680
TOTAL WARRANTS ....................................... 680
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.4%
$ 710,000 U.S. Treasury Bills,
5.161% to 5.203%††,
09/07/23 to 09/21/23 ........................................ 702,233
TOTAL INVESTMENTS — 100.0%
(Cost $21,466,194) ........................................... $ 29,061,944
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust